Document and Entity Information	Apr. 19, 2022
Cover [Abstract]
Entity Registrant Name	PUBLIC SERVICE ENTERPRISE GROUP INC
Amendment Flag	true
Entity Central Index Key	0000788784
Document Type	8-K/A
Document Period End Date	Apr. 19, 2022
Entity Incorporation State Country Code	NJ
Entity File Number	001-09120
Entity Tax Identification Number	22-2625848
Entity Address, Address Line One	80 Park Plaza
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	430-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock without par value
Trading Symbol	PEG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment reflects an update to the Current Report on Form 8-K filed on April 22, 2022 by Public Service Enterprise Group Incorporated (“PSEG”) disclosing vote results from the Annual Meeting of Shareholders held on April 19, 2022. This amendment includes additional votes that were not previously reported while the outcome of the vote remains the same as follows: